FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 41 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

41.1. - Capital Risk Management

The Company's objectives in managing its capital are to safeguard the Company's ability to continue to provide shareholder returns and benefits to other stakeholders and to pursue an ideal capital structure to reduce this cost. Acquisitions and sales of financial assets are recognized on the trade date.

In order to maintain or adjust the capital structure, the Company may revise its dividend payment policy, return capital to shareholders or issue new shares or sell assets to reduce, for example, the level of indebtedness.

In line with other companies in the sector, the Company monitors capital based on the financial leverage ratio. This ratio corresponds to net exposure divided by total capital. Net exposure, in turn, corresponds to total short- and long-term loans, financing and debentures, notes 21 and 22, less cash and cash equivalents and marketable securities (without considering restricted cash/marketable securities), notes 5 and 6. Total capital is calculated as the sum of net equity as shown in the consolidated balance sheet and net exposure.

	12/31/2019	12/31/2018
Total loans, financing and debentures	47,899,595	54,372,798
(-) Cash and cash equivalents	(335,307)	(583,352)
(-) Marketable securities	(10,742,766)	(6,701,937)
Net debt	36,821,568	47,087,509
(+) Total equity	71,394,146	56,008,948
Total capital	108,215,714	103,096,457
Financial leverage index	34%	46%

41.2. - Classification by category of financial instruments

The accounting balances of certain financial assets and liabilities represent a reasonable approximation to fair value. The Company uses the following classification to frame its financial instruments and their respective levels:

	Level	12/31/2019	12/31/2018
FINANCIAL ASSETS			(Revised)
Amortized cost		28,615,140	28,349,514
Loans and financing		14,276,816	13,874,941
Reimbursement rights		5,464,005	6,256,311
Financial asset - Generation		2,070,912	2,033,078
Financial asset - Itaipu		1,202,493	1,803,717
Customers		5,566,684	4,087,634
Marketable securities		34,230	293,833

Fair value through profit or loss		46,623,772	43,540,027
Marketable securities	2	10,708,536	6,408,104
RBSE	3	34,288,071	36,277,549
Cash and cash equivalents	1	335,307	583,352
Derivative Financial Instruments	2	291,858	371,022

Fair value through other comprehensive income		2,056,990	1,447,150
Investments (Equity Holdings)	1	2,056,990	1,447,150

FINANCIAL LIABILITIES
Amortized cost		54,090,209	60,513,440
Loans and financing		41,940,363	54,372,798
Debentures		5,959,278	468,228
Reimbursement obligations		1,796,753	1,250,619
Suppliers		3,113,612	3,377,105
Commercial leasing		1,207,189	976,115
Concessions payable UBP		73,014	68,575

Fair value through profit or loss		5,683	26,421
Derivative Financial Instruments	2	5,683	26,421

Level 1 - quoted (unadjusted) prices in active, liquid and visible markets for identical assets and liabilities that are accessible at the measurement date;

Level 2 - quoted prices (may or may not be adjusted) for similar assets or liabilities in active markets, other inputs not observable at level 1, directly or indirectly, under the terms of the asset or liability; and

Level 3 - Assets and liabilities whose prices do not exist or whose prices or valuation techniques are supported by a small or non-existent, unobservable or net market. At this level the estimate of fair value becomes highly subjective.

The fair value of financial instruments traded in active markets is based on market prices quoted on the balance sheet date. A market is seen as active if quoted prices are readily and regularly available from a Stock Exchange, distributor, broker, industry group, pricing service or regulatory agency, and prices represent real market transactions that occur regularly on a purely commercial basis.

The quoted market price used for the financial assets held by the Company and its subsidiaries is the current bid price. These instruments are included in Level 1. The instruments included in Level 1 mainly comprise equity investments classified as at fair value through profit or loss or through other comprehensive income previously classified as trading securities or available for sale.

The fair value of financial instruments that are not traded in active markets (e.g. OTC derivatives) is determined using valuation techniques. These valuation techniques maximize the use of data adopted by the market where they are available and rely as little as possible on entity-specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument will be included in Level 2.

If one or more relevant information is not based on data adopted by the market, the instrument is included in Level 3.

Specific valuation techniques used to value financial instruments include:

•	Quoted market prices or quotes from financial institutions or brokers for similar instruments;
•	The fair value of interest rate swaps is calculated as the present value of estimated future cash flows based on yield curves adopted by the market; and
•	The fair value of future foreign exchange contracts is determined based on future exchange rates at the balance sheet date, with the resulting value discounted to present value.

Other techniques, such as discounted cash flow analysis, which are used to determine the fair value of the remaining financial instruments and the credit risk of counterparties to swap transactions.

The Company classified the financial asset - Itaipu and the Transmission asset (RBSE) as fair value through profit or loss. As factors relevant to fair value valuation are not publicly observable, the fair value hierarchy rating is level 3. Gains on income for the year were R$ 269,432 (R$ 511,079 as of December 31, 2018) and R$ 4,440,753 (R$ 3,665,701 as of December 31, 2018), respectively. The main assumptions used are disclosed in notes 16 and 4, respectively.

41.3. - Financial Risk Management

In the exercise of its activities, the Company is impacted by risk events that may compromise its strategic objectives. The main purpose of risk management is to anticipate and minimize the adverse effects of such events on the Company’s business and economic and financial results.

For the management of financial risks, the Company has defined operating and financial policies and strategies, approved by internal committees and by management, aimed at providing liquidity, security and profitability to its assets and maintaining the indebtedness  levels and debt profile defined for the economic and financial flows.

The following sensitivity analyzes were prepared pursuant to CVM Instruction 475/2008, with the purpose of measuring the impact of changes in market variables on each financial instrument of the Company. These are, therefore, projections based on evaluations of macroeconomic scenarios, which does not mean that the transactions will have the values presented within the considered analysis period.

The main financial risks identified in the risk management process are:

41.3.1. - Exchange rate risk

This risk arises from the possibility of the Company having its economic and financial statements impacted by fluctuations in exchange rates. The Company has exposure to financial risks that cause volatility in its results as well as its cash flow. The Company has exposure to foreign currency-indexed assets and liabilities, especially  the US dollar.

The Company has a Financial Hedge Policy whose objective is to monitor and mitigate exposure to market variables that impact assets and liabilities of the Company and its subsidiaries, thereby reducing the effects of undesirable fluctuations of these variables on their financial statements and financial information.

Thus, this policy aims to ensure that the Company's results faithfully reflect its actual operating performance and that its projected cash flow is less volatile.

Considering the different ways of hedging the mismatches presented by the Company, the Policy lists a scale of priorities, prioritizing the structural solution, and, only for residual cases, adopting operations with derivative financial instruments.

Transactions with financial derivatives, when carried out, may not characterize financial leverage or credit granting operations to third parties.

(a) Breakdown of foreign currency balances and sensitivity analysis

In the tables below, scenarios for exchange rates were considered, with the respective impacts on the Company's results. For the sensitivity analysis we used as a probable scenario for the year ended December 31, 2019 forecasts and/or estimates based primarily on macroeconomic assumptions obtained from the Focus Report, released by the Central Bank, and Economic Outlook 86, published by the Organization for Economic Cooperation and Development (OECD).

•Exchange rate appreciation/depreciation risk

		Balance on 12/31/2019		Effect on income- revenue (expense)
		Foreign		Scenario I -	Scenario II -	Scenario III -	Scenario II -	Scenario III -
		currency	Reais	Probable 2019[1]	(+25%)[1]	(+50%)[1]	(-25%)[1]	(-50%)[1]
	Loans obtained	2,077,144	8,371,098	62,522	(2,014,622)	(4,091,766)	2,139,666	4,216,810
USD	Loans granted	1,450,154	5,845,135	(44,520)	1,405,634	2,855,788	(1,494,674)	(2,944,827)
	Financial asset - ITAIPU	451,654	1,820,481	(13,866)	437,788	889,442	(465,520)	(917,173)
	Impact on income - USD	3,978,952	16,036,714	4,136	(171,200)	(346,536)	179,472	354,810

EURO	Loans obtained	51,966	235,353	(9,925)	(71,245)	(132,565)	51,394	112,714
	Impact on income - EURO	51,966	235,353	(9,925)	(71,245)	(132,565)	51,394	112,714

Impact on income in case of exchange rate appraisal				(5,789)	(242,445)	(479,101)
Impact on income in case of exchange rate appraisal							230,866	467,524
(1)	Assumptions adopted:

	12/31/2019	Probable	+25%	+50%	-25%	-50%
USD	4.03	4.00	5.00	6.00	3.00	2.00
EURO	4.51	4.72	5.90	7.08	3.54	2.36
IENE	0.04	0.04	0.05	0.06	0.03	0.02

41.3.2. - Interest rate risk

This risk is associated with the Company's ability to account for losses due to fluctuations in market interest rates, impacting its statements by the increase in financial expenses related to foreign funding contracts, mainly referenced to the Libor rate.

The Company monitors its exposure to the Libor rate and engages in derivative transactions to minimize this exposure, in accordance with the Financial Hedging Policy.

(a) Breakdown of balances by indexer and sensitivity analysis

The following tables considered scenarios for indices and rates, with the respective impacts on the Company's results. For the sensitivity analysis we used as a probable scenario for the period ended December 31, 2019 forecasts and/or estimates based primarily on macroeconomic assumptions obtained from the Focus Report, released by the Central Bank, and Economic Outlook 86, published by the OECD.

In all scenarios, the probable US dollar exchange rate was used to convert to reais the effect on the result of risks linked to the LIBOR fluctuation. This sensitivity analysis is not considering any foreign exchange effect as a result of any appreciation or depreciation of the probable scenario of the dollar value. The impact of the appreciation and depreciation of the probable scenario of the dollar value is presented in item (a.1) of this note.

(a.1) LIBOR

Interest rate appreciation risk

		Balance of debt/National value
		on 12/31/2019		Effect on income - revenue (expense)
				Scenario I -	Scenario II	Scenario III
		In USD	In reais	Probable 2019 [1]	(+25%) [1]	(+50%) [1]
LIBOR	Loans obtained	198,295	799,128	3,137	3,921	4,705
	Derivative	169	683	(3)	(3)	(4)
	Total	198,464	799,811	3,134	3,918	4,701

(¹) Assumptions adopted:	12/31/2019	Probable	25%	50%
USD	4.03	4.00	5.00	6.00
LIBOR	1.91%	1.57%	1.96%	2.36%

(a.2) National Indexers

Interest rate appreciation/depreciation risk

			Effect on income - revenue (expense)
		Balance on	Scenario I -	Scenario II	Scenario III	Scenario II	Scenario III
		12/31/2019	Probable 2019 [1]	(+25%) [1]	(+50%) [1]	(-25%) [1]	(-50%) [1]
		—	—	—	—	—
CDI	Loans obtained	8,698,416	(381,860)	(477,326)	(572,791)	(286,395)	(190,930)
	Debentures issued	4,779,292	(209,811)	(262,264)	(314,716)	(157,358)	(104,905)
	Impact on income - CDI	13,477,708	(591,671)	(739,590)	(887,507)	(443,753)	(295,835)

SELIC	Loans obtained	8,594,909	(386,771)	(483,464)	(580,156)	(290,078)	(193,385)
	Impact on income - IPCA	8,594,909	(386,771)	(483,464)	(580,156)	(290,078)	(193,385)

TJLP	Loans obtained	6,232,878	(333,459)	(416,824)	(500,188)	(250,094)	(166,729)
	Debentures issued	197,711	10,794	13,222	15,866	7,933	5,289
	Impact on income - TJLP	6,430,589	(322,665)	(403,602)	(484,322)	(242,161)	(161,440)

IGPM	Lease liabilities	1,207,189	(56,496)	(70,621)	(84,745)	42,372	28,248
	Loans granted	239,095	11,190	13,987	16,784	8,392	5,595
	Impact on income - IGPM	1,446,284	(45,306)	(56,634)	(67,961)	50,764	33,843

IPCA	Loans obtained	73,481	(2,704)	(3,380)	(4,056)	(2,028)	(1,352)
	Loans granted	146,824	5,403	6,754	8,105	4,052	2,702
	Debentures issued	982,275	(36,148)	(45,185)	(54,222)	(27,111)	(18,074)
	Impact on income - IPCA	1,202,580	(33,449)	(41,811)	(50,173)	(25,087)	(16,724)

Impact on income - index appreciation			(1,380,078)	(1,725,101)	(2,070,119)
Impact on income - index appreciation						(950,315)	(633,541)

(1) Assumptions adopted:		12/31/2019	Probable	+25%	+50%	-25%	-50%
	CDI	4.40%	4.39%	5.49%	6.59%	3.29%	2.20%
	SELIC	4.50%	4.50%	5.63%	6.75%	3.38%	2.25%
	IPCA	4.20%	3.68%	4.60%	5.52%	2.76%	1.84%
	TJLP	5.57%	5.35%	6.69%	8.03%	4.01%	2.68%
	IGPM	7.30%	4.68%	5.85%	7.02%	3.51%	2.34%

41.3.3. - Credit risk

This risk arises from the possibility of the Company and its subsidiaries incurring losses resulting from the difficulty of realizing their customer receivables, as well as from the default of counterparty financial institutions in operations.

Eletrobras, through its subsidiaries, operates in the electric power generation and transmission markets supported by contracts signed in a regulated environment. The Company seeks to minimize its credit risks through guarantee mechanisms involving receivables from its customers and, when applicable, through bank guarantees.

Regarding receivables from loans granted (note 8), except for financial transactions with jointly-controlled subsidiary Itaipu, whose credit risk is low due to the inclusion of borrowing costs in the energy trading tariff of the jointly-controlled company, as defined under the terms of the International Treaty signed between the Governments of Brazil and Paraguay, the concentration of credit risk with any other individual counterparty did not exceed 26% of the outstanding balance.

Excess cash and cash equivalents are invested in off-market funds, according to specific regulations of the Central Bank of Brazil. This fund is fully composed of government securities held at SELIC, with exposure to lower credit risk than other instruments.

In any relationship with financial institutions, the Company is obligated to apply its cash and cash equivalents only in Caixa Econômica Federal and Banco do Brasil S.A., pursuant to Resolution No. 3,284 of the Central Bank of Brazil. These banks are low risk, and their ratings reviewed by credit rating agencies.

The Company has the standard on accreditation of financial institutions for derivative transactions. This standard defines criteria in relation to size, rating and expertise in the derivatives market, so as to select the institutions that may carry out transactions with the Company.

The Company monitors the credit risk of its swap transactions, but does not account for this non-performance risk in the fair value balance of each derivative because, based on the net exposure to credit risk, the Company may account for its portfolio of swaps considering an unforced transaction between the parties at the valuation date. The Company considers the risk of default only for the analysis of the retrospective test for each relationship designated to Hedge Accounting.

Additionally, the Company is exposed to credit risk with respect to financial guarantees granted to banks by the Controller.company and its subsidiaries. The Company's maximum exposure corresponds to the maximum amount that the Company will have to pay if the guarantee is forfeited and this is set out in note 21.3.

41.3.4. - Liquidity risk

The liquidity needs of the Company and its subsidiaries are the responsibility of the finance and fund raising areas, which act in line with the permanent monitoring of short-, medium- and long-term cash flows, forecast and realized, seeking to avoid possible mismatches and consequent financial losses and to ensure liquidity requirements for operational needs.

The table below analyzes the non-derivative financial liabilities of the Eletrobras Companies by maturity, corresponding to the period remaining in the balance sheet to the contractual maturity date. The contractual maturity is based on the most recent date on which the Eletrobras Companies should settle their obligations and includes the related contractual interest, when applicable.

	12/31/2019
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current/Non-Current)
Measured at amortized cost	15,412,375	19,696,974	11,600,831	15,876,498	62,586,679
Loans and financing	9,783,672	18,982,813	8,864,393	11,309,125	48,940,003
Suppliers	3,092,676	20,936	—	—	3,113,612
Reimbursement obligations	1,796,753	—	—	—	1,796,753
Commercial leasing	242,055	219,635	643,834	224,708	1,330,232
Debentures	492,623	469,382	2,080,612	4,290,447	7,333,064
Concessions payable UBP	4,596	4,208	11,992	52,218	73,014

	12/31/2018
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current/Non-Current)
Measured at amortized cost	15,132,228	18,849,860	8,968,042	14,980,746	57,930,875
Loans and financing	10,385,810	18,107,879	8,636,012	14,717,910	51,847,610
Suppliers	3,303,173	—	16,555	—	3,319,728
Reimbursement obligations	1,250,619	—	—	—	1,250,619
Commercial leasing	152,122	304,244	304,243	215,506	976,115
Debentures	36,073	432,155	—	—	468,228
Concessions payable UBP	4,431	5,582	11,232	47,330	68,575

41.4. - Sensitivity analysis of derivative financial instruments

The following analysis estimates the potential value of instruments in hypothetical stress scenarios of the main market risk factors that impact derivative financial instruments.

•	Probable: The probable scenario was defined as the fair value of derivatives as of December 31, 2019;
•	Scenario I and II: Estimated fair value considering a deterioration of 25% and 50%, respectively, in the associated risk variables; and
•	Scenario III and IV: Estimated fair value considering an appreciation of 25% and 50%, respectively, in the associated risk variables.

Embedded derivative	Probable	Scenario I	Scenario II	Scenario III	Scenario IV
Electricity supply (41.4.1)	291,720	218,790	145,860	364,650	437,580
Conversion option into shares (41.4.2)	5,000	3,750	2,500	6,250	7,500

Sensitivity analyzes were prepared pursuant to CVM Instruction 475/2008, with the purpose of measuring the impact of changes in market variables on each financial instrument of the Company. These are, therefore, projections based on evaluations of macroeconomic scenarios, which does not mean that the transactions will have the values presented within the considered analysis period.

41.4.1. - Electric energy supply

Sensitivity analyzes were performed to the Albrás electro-intensive consumer power supply contracts, as they have a contractual clause referring to the premium for aluminum price variation in the international market.

Thus, a variation on the premium price earned was sensitized to such hybrid contracts, as shown in the table below. The volatility components of the premium are basically: LME primary aluminum price, foreign exchange and CDI.

41.4.2. - Stock conversion option

Sensitivity analyzes were performed to the debentures contract, as it has a contractual clause regarding the possibility of converting these debentures into shares of Eletronorte.

The following analysis considered scenarios for the TJLP with the respective impacts on the results of Eletronorte.

Sensitivity analyzes were performed for the curve of payment of debt service contracted with the Amazon Development Fund (FDA), as they have a contractual clause referring to the option to convert 50% of the Company's shares on the effective settlement date of the paper.

According to IFRS 9, hybrid contracts that have volatile elements associated with them, be they price indices and/or commodities, must be marked at market value. As a result, the financial statements reflect the fair value of the transaction on each valuation date. Thus, a variation on the expectation of realization of the TJLP was sensitized to the contract.